Segment, Product and Geographic Information (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of operating segments [line items]
Property, plant and equipment	$ 111,067	$ 84,575	$ 47,309
Taiwan [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	109,732	83,730	46,445
U.S. [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	668	25	45
China [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	540	651	751
Korea [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	83	150	47
Israel [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	28	0	0
Japan [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 16	$ 19	$ 21